Reimbursement of Tariff Subsidies - Additional Information (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Subsidies revenue recognized	R$ 1,565	R$ 1,689
Other subsidies	78	284
Current subsidy receivable	196	R$ 159
Cemig D [Member]
IfrsStatementLineItems [Line Items]
Current subsidy receivable	187
Ceming G T [Member]
IfrsStatementLineItems [Line Items]
Current subsidy receivable	R$ 9